Supplementary cash flow information - Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash Flow Statement [Abstract]
Accounts receivable	$ (106,072)	$ (164,452)
Work in progress	8,290	(8,056)
Prepaid expenses and other assets	10,927	16,403
Long-term financial assets	(11,448)	(13,338)
Accounts payable and accrued liabilities	107,889	(92,873)
Accrued compensation	(10,602)	44,837
Deferred revenue	(61,827)	(12,993)
Provisions	(31,831)	50,777
Long-term liabilities	13,866	8,612
Retirement benefits obligations	493	(12,395)
Derivative financial instruments	46	3,229
Income taxes	42,032	34,164
Net change in non-cash working capital items	$ (38,237)	$ (146,085)